  As filed with the Securities and Exchange Commission on April 29, 1998


                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ______________________________

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 63
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ______________________________

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois  62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       _________________________________

     It is proposed that this filing will become effective:

     ___Immediately upon filing pursuant to paragraph (b) of Rule 485 _X_On May 1, 1998 pursuant to paragraph (b) of Rule 485
     ___60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___On (date) pursuant to paragraph (a)(1) of Rule 485
     ___75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ___On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 1.  Cover Page                                   Cover

 2.  Definitions                                  Definitions

 3.  Synopsis
     (a)  (b)  (c)                                Summary

     (d)                                          *

 4.  Condensed Financial Information
     (a)  (b)  (c)                                Condensed Financial
                                                  Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  (b)  (c)  (d)  (e)  (f)                 Cover; Summary; Horace
                                                  Mann Life Insurance
                                                  Company, The Account and
                                                  The Horace Mann Mutual Funds; Voting Rights

 6.  Deductions
     (a)  (b)  (c)  (d)  (e)                      Summary; Purchasing the Contract;
                                                  Deductions and Expenses

     (f)                                          *

 7.  General Description of Variable
     Annuity Contracts
     (a)  (b)  (c)  (d)                           Summary; Contract Owners' Rights;
                                                  Purchasing the Contract; Transactions; Death
                                                  Benefit Proceeds; Mandatory Minimum
                                                  Distribution; Income Payments; Modification of
                                                  the Contract; Tax Consequences; Other
                                                  Information

 8.  Annuity Period
     (a)  (b)  (c)  (d)  (e)  (f)                 Income Payments; Mandatory Minimum
                                                  Distribution; Transfers



Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 9.  Death Benefit
     (a)  (b)                                     Death Benefit Proceeds;
                                                  Tax Consequences

10.  Purchases and Contract Value
     (a)  (b)  (c)  (d)                           Summary; Purchasing the
                                                  Contract; Purchase
                                                  Payments

11.  Redemptions
     (a)  (c)  (e)                                Summary; Surrender Before Commencement of
                                                  Annuity Period; Deferment

     (b)  (d)                                     *

12.  Taxes
     (a)  (b)  (c)                                Surrender Before Commencement of Annuity
                                                  Period; Tax Consequences

13.  Legal Proceedings                            Other Information

14.  Table of Contents of                         Additional Information
     Statement of Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

15.  Cover Page                                   Cover

16.  Table of Contents                            Table of Contents

17.  General Information and History
     (a)  (b)                                     *

     (c)                                          General Information and History

18.  Services
     (c)                                          Financial Statements

     (a)  (b)  (d)  (e)  (f)                      *

19.  Purchase of Securities Being Offered
     (a)                                          Underwriter

     (b)                                          *


Item Number in Form N-4                           Caption
-----------------------                           -------
20.  Underwriters
     (a)  (b)  (c)                                Underwriter

     (d)                                          *

21.  Calculation of Performance Data
     (b)                                          Investment Experience

     (a)                                          *

22.  Annuity Payments                             *

23.  Financial Statements
     (a)  (b)                                     Financial Statements

                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORMS 66-3A AND 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

  4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk ...........................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1997
 fiscal year:
  Management Fees....................................................     0.50%
  Other Expenses.....................................................     0.02%
  Total Growth Fund Operating Expenses...............................     0.52%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $97    $117     $175
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $97    $117     $175

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1997 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1998.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk............................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1997
 fiscal year:
  Management Fees....................................................     0.50%
  Other Expenses.....................................................     0.02%
  Total Growth Fund Operating Expenses...............................     0.52%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $79     $97    $117     $175
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $79     $97    $117     $175

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1997 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1998.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage
 of Purchase Payments:
  Sales Expense Charge..............................................     3.20%
  Death Benefit Risk Charge.........................................     0.20%
  Administration Expense Charge...........................      1.60% and $.50
                                                              per payment plus
                                                           $20.00 issuance fee
Separate Account Annual M&E Fee, as a percentage of total
 net assets:
  Mortality Risk..........................................     0.24%
  Expense Risk............................................     0.05%
  Total Separate Account Annual M&E Fee.............................     0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31,
 1996 fiscal year:
  Management Fees...................................................     0.50%
  Other Expenses....................................................     0.02%
  Total Growth Fund Operating Expenses..............................     0.52%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $78     $95    $112     $164
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $78     $95    $112     $164

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1997 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1998.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge................................................    3.20%
  Death Benefit Risk Charge...........................................    0.20%
  Administration Expense Charge...............................   1.60% and $.50
                                                                    per payment
                                                                    plus $20.00
                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk..............................................    0.24%
  Expense Risk................................................    0.05%
  Total Separate Account Annual M&E Fee...............................    0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1997 fiscal year:
  Management Fees.....................................................    0.50%
  Other Expenses......................................................    0.02%
  Total Growth Fund Operating Expenses................................    0.52%

EXAMPLE(/3/)

                                              1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                              ------- -------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $78     $95     $112     $164
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $78     $95     $112     $164

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1997 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1998.

[PICTURE]
Horace Mann Life Insurance Company
Separate Account Prospectus

Horace Mann Mutual Funds Prospectus

May 1, 1998

[PICTURE]

Prospectus

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate account

       May 1, 1998

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

INDIVIDUAL SINGLE PAYMENT AND INDIVIDUAL AND GROUP FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

  This Prospectus offers combination fixed and variable annuity contracts to individuals, as single payment contracts, and to individuals and groups, as flexible payment contracts, issued by Horace Mann Life Insurance Company ("HMLIC") in connection with retirement plans or arrangements, some of which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a Participant or Contract Owner are invested in one or more of seven Subaccounts. Each Subaccount in turn purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds, an open-end diversified management investment company. The Horace Mann Mutual Funds consist of:

  Growth Fund--a fund investing primarily in common stocks.

  Balanced Fund--a fund investing in common stocks, debt securities and money market instruments.

  Income Fund--a fund investing primarily in debt securities.

  Short-Term Investment Fund--a fund investing in short-term debt instruments.

  Small Cap Growth Fund--a fund investing primarily in small cap equity securities with earnings growth potential.

  International Equity Fund--a fund investing in marketable foreign equity securities.

  Socially Responsible Fund--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the Fund's Prospectus.

  The portfolios listed above collectively are referred to as the "Funds."

  This Prospectus sets forth concisely the information a prospective investor should know before investing. Additional information about the Horace Mann Life Insurance Company Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, and is incorporated herein by reference. The Statement of Additional Information is available upon request, without charge, by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 19 of this Prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE
                                    FUNDS.*
          BOTH PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING
                      AND RETAINED FOR FUTURE REFERENCE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

*The Funds' Prospectus follows page 19 of the Horace Mann Life Insurance Company Separate Account Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

TOPIC                                                                       PAGE
-----                                                                       ----
DEFINITIONS...............................................................    3
SUMMARY...................................................................    4
CONDENSED FINANCIAL INFORMATION...........................................    8
HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE HORACE MANN MUTUAL
 FUNDS....................................................................   10
  Horace Mann Life Insurance Company......................................   10
  The Account.............................................................   10
  The Horace Mann Mutual Funds............................................   10
THE CONTRACT..............................................................   11
  Contract Owners' Rights.................................................   11
  Purchasing the Contract.................................................   11
  Purchase Payments.......................................................   11
    Amount and Frequency of Purchase Payments.............................   11
    Allocation of Purchase Payments.......................................   11
    Accumulation Units and Accumulation Unit Value........................   11
  Transactions............................................................   12
    Transfers.............................................................   12
    Changes in Allocation Instructions....................................   12
    Surrender Before Commencement of Annuity Period.......................   12
    Reinvestment Priviledge...............................................   13
    Deferment.............................................................   13
    Confirmations.........................................................   13
  Deductions and Expenses.................................................   13
    Annual Maintenance Charge.............................................   13
    Mortality and Expense Risk Fee........................................   13
    Operating Expenses of the Horace Mann Mutual Funds....................   14
    Premium Taxes.........................................................   14
  Death Benefit Proceeds..................................................   14
  Mandatory Minimum Distribution..........................................   14
  Income Payments.........................................................   14
    Income Payment Options................................................   15
    Amount of Fixed and Variable Income Payments..........................   16
  Misstatement of Age.....................................................   16
  Modification of the Contract............................................   16
TAX CONSEQUENCES..........................................................   17
  Separate Account........................................................   17
  Contract Owners.........................................................   17
    Contributions.........................................................   17
    Distributions Under Qualified Contracts...............................   17
    Distributions Under Non-Qualified Contracts...........................   18
    Penalty Tax...........................................................   18
VOTING RIGHTS.............................................................   19
OTHER INFORMATION.........................................................   19
ADDITIONAL INFORMATION....................................................   19

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
-------------------------------------------------------------------------------

  ACCOUNT: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of seven Subaccounts each of which invests in the corresponding Horace Mann Mutual Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

  ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Income Payments begin.

  ANNUITANT: The recipient of Income Payments.

  ANNUITY PERIOD: The period during which income payments are made to the Annuitant or the last surviving Joint Annuitant, if any.

  ANNUITY UNIT: A unit of measurement used in determining the amount of variable Income Payment during the Annuity Period.

  CERTIFICATE: Each Participant under a group Contract is issued a Certificate summarizing the provisions of the Contract and showing participation in the retirement plan adopted by the Contract Owner.

  CONTRACT: This Prospectus offers combination fixed and variable annuity Contracts to individuals as single payment Contracts and to both individuals and groups as flexible payment Contracts. The term "Contract" in this Prospectus generally will be used to describe Contracts issued to individuals and Certificates issued to Participants in a group plan.

  CONTRACT OWNER: The individual or entity to whom the Contract is issued. Under a group contract, all references to the Contract Owner refer to the Participant in a group plan.

  CONTRACT YEAR: A year measured from the date a Contract (or a Certificate) was issued to an individual Contract Owner (or a Participant) and each anniversary of this date.

  FUNDS: The Horace Mann Mutual Funds ("Trust") consist of seven portfolios:
Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund ("Short-Term Fund"), Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

  INCOME PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

  MATURITY DATE: The date Income Payments begin. The individual Contracts offered by this Prospectus describe the criteria for determining Maturity Dates.

  In addition, tax qualified plans often place certain limitations upon election of a Maturity Date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the Contract Owner or Participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."

  NET PURCHASE PAYMENT: The balance of each Purchase Payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges, or dividends reinvested after applicable charges.

  PARTICIPANT: A person to whom a Certificate showing participation under a group Contract has been issued.

  PURCHASE PAYMENT: An amount paid to Horace Mann Life Insurance Company as consideration for the Contract, the amount transferred from other Subaccounts, and any dividends reinvested.

  QUALIFIED PLAN: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations.

  SUBACCOUNT: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

  SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

  VALUATION DATE: The Valuation Date ends at the earlier of 3:00 p.m. central time or at the closing of the New York Stock Exchange. No valuations are made for any day that the New York Stock Exchange is closed. For 1998 no valuations are made for the day after Thanksgiving.

  VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

SUMMARY
-------------------------------------------------------------------------------

  This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only. As used in this Prospectus, "variable" means that the value depends on the investment performance of the portfolio selected from the Horace Mann Mutual Funds. For information regarding the fixed account, refer to the Contract.

  Detailed information about the Horace Mann Mutual Funds is contained in the Funds' Prospectus which immediately follows this Prospectus for Horace Mann Life Insurance Company Separate Account, and in the Funds' Statement of Additional Information. Each Fund's expenses, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?

  HMLIC established the Horace Mann Life Insurance Company Separate Account (the "Account") to segregate assets dedicated to the variable portion of the combination fixed and variable Contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of seven Subaccounts, each investing solely in shares of the corresponding portfolio of the Horace Mann Mutual Funds: Growth Fund, Balanced Fund, Income Fund, Short-Term Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

  Individuals, as well as groups, may purchase the combination fixed and variable flexible payment annuity. Individuals may also purchase the single payment plan. The Contracts offered by this Prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Roth IRAs, Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plan for Employees ("SIMPLE") and non-qualified Retirement Annuities.

  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel, who are registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors an affiliated broker-dealer registered under the Securities and Exchange Act of 1934. Investors is a member of the National Association of Securities Dealers, Inc. (NASD).

IS THERE A MINIMUM PURCHASE PAYMENT?

  The minimum annual Purchase Payment under a flexible payment Contract during any Contract Year is $225. The minimum Purchase Payment under a single payment Contract is $2,000. No Purchase Payments are required after the first Contract Year. Contract Owners may elect to allocate all or part of the Purchase Payments to one or more Subaccount(s). The minimum Purchase Payment allocated to any Subaccount within any given Contract Year must equal or exceed $100. Under certain group plans the minimum may be reduced or eliminated.

WHAT ARE MY INVESTMENT CHOICES?
  (a) SEPARATE ACCOUNT

  Includes seven Subaccounts:

  GROWTH FUND--a fund investing primarily in common stocks.

  BALANCED FUND--a fund investing in common stocks, debt securities and money market instruments.

  INCOME FUND--a fund investing primarily in debt securities.

  SHORT-TERM FUND--a fund investing in short-term debt instruments.

  SMALL CAP GROWTH FUND--a fund investing primarily in small cap equity securities with earnings growth potential.

  INTERNATIONAL EQUITY FUND--a fund investing in marketable foreign equity securities.

  SOCIALLY RESPONSIBLE FUND--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the funds' prospectus.

  (b) FIXED ACCOUNT (See the Contract)

  At any time before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. (Transfers from the fixed account of the Contract into a Subaccount are treated like any other partial withdrawal from the fixed account of the Contract, except that no surrender charge is imposed and the early withdrawal penalty is waived. If an amount transferred from the fixed account is surrendered within 365 days, the amount transferred will be subject to the applicable surrender and withdrawal penalties as if the money had been withdrawn from the fixed account.) The minimum amount that

can be transferred is $100 or the entire dollar value of the Subaccount, whichever is less. See "The Contract--Transactions--Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?
  Unless restricted by his or her retirement plan or by the Internal Revenue Code (IRC), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value(s) of an accumulation unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described on page 12 in this Prospectus.

WHAT ARE THE CHARGES OR DEDUCTIONS?
  Contracts are subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

  A Mortality and Expense Risk Fee (M&E Fee), computed and accrued weekly, is deducted from the account value. This fee will not exceed 1.35% of the Contract Owner's average value in a Subaccount on an annual basis, but may be lower on certain group plans.

  A fixed annual maintenance charge of $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans.

  No deduction for sales expense is charged on Purchase Payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five contract years. In the first Contract Year the charge is 8% of the amount withdrawn for the Flexible Payment Contract and 5% for the Single Premium Contract. The charge is taken from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the Net Purchase Payments to the Subaccount(s). See "The Contract--Transactions--Surrender Before Commencement of Annuity Period." Under certain group plans these charges may be reduced or eliminated.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

  The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract might not be suitable for a short-term investment. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

  Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. The market value of the assets purchased by payments paid to the Account, less any taxes will be refunded.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

  Payments will begin on the Maturity Date selected by the Contract Owner. Variable Income Payments are made in monthly installments. A lump sum payment will be made if the total Contract value is less than $2,000 or if monthly Income Payments at the Maturity Date would be less than $20. An optional Maturity Date and various income payment options are available under the Contract.

  Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments: Life Annuity with or without Period Certain, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES
-------------------------------------------------------------------------------

  The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Contract Owner Transaction Expenses:(/1/)
  Maximum Surrender Charge as a percentage of redemption proceeds(/2/)
    --for Single Payment Contracts........................................ 5.00%
    --for Flexible Payment Contracts...................................... 8.00%
Annual Maintenance Charge(/3/)............................................   $25
Separate Account M&E Fee, as a percentage of average account value:
  Mortality Risk.......................................................... 0.45%
  Expense Risk............................................................ 0.90%
Total Separate Account M&E Fee............................................ 1.35%

HORACE MANN MUTUAL FUNDS
  Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average daily net assets (net of reimbursements and fee waivers):

                                                                SHORT-    SMALL CAP  INTERNATIONAL     SOCIALLY
                         GROWTH(/4/) BALANCED(/4/) INCOME(/4/) TERM(/5/) GROWTH(/6/)  EQUITY(/6/)  RESPONSIBLE(/6/)
                            FUND         FUND         FUND       FUND       FUND         FUND            FUND
                         ----------- ------------- ----------- --------- ----------- ------------- ----------------
Management Fees (after
 waiver)................    0.50%        0.48%        0.46%      0.13%      1.00%        0.70%          0.55%
Other Expenses (after
 waiver)................    0.02%        0.02%        0.46%      0.37%      0.16%        0.45%          0.27%
                            -----        -----        -----      -----      -----        -----          -----
Total Fund Operating
 Expense (after waiver
 and commission
 credit(/7/)) ..........    0.52%        0.50%        0.92%      0.50%      1.16%        1.15%          0.82%

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)In some cases, the Surrender Charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(/3/)The annual maintenance charge equals $25 per year, unless the Contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the Maturity Date. This charge may be reduced or eliminated on certain group plans.

(/4/)The expenses are shown for the fiscal year ending December 31, 1997.

(/5/)Total Fund Operating Expenses for the Short-Term Fund for the year ended December 31, 1997, without any waivers or expense reimbursements, were 2.52%. Without fee waivers management fees and other expenses would be 0.53% and 2.19%.

(/6/)The expenses are shown based on actual amounts for the fiscal year ended December 31, 1997 with the voluntary waiver of fees and expenses undertaken by Horace Mann Investors, Inc. for the current fiscal year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997. Horace Mann Investors, Inc. had voluntarily agreed to waive a portion of its management fee and reimburse certain expenses during the first year of the Funds' operations. Without such waiver, the management fee, other expenses and total fund operating expenses, respectively, would have been: 1.05%, 0.39% and 1.44% for the Small Cap Growth Fund; 0.67%, 1.15% and 1.82% for the International Equity Fund; and 0.71%, 0.45% and 1.16% for the Socially Responsible Fund. See the "Management" section of the Horace Mann Mutual Funds Prospectus for a description of the contractual fee rates.

(/7/)Commission Credits--Wellington Management Company, LLP, subadvisor for the Growth and Balanced Funds, seeks the best price and execution on each transaction and negotiates commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid. Without such commission credits the other expenses and total fund operating expenses, respectively, would have been: 0.03% and 0.53% for the Growth Fund and 0.03% and 0.51% for the Balanced Fund.

EXAMPLE(/1/)

                                                SHORT- SMALL CAP                SOCIALLY
                         GROWTH BALANCED INCOME  TERM   GROWTH   INTERNATIONAL RESPONSIBLE
                          FUND    FUND    FUND   FUND    FUND     EQUITY FUND     FUND
                         ------ -------- ------ ------ --------- ------------- -----------
FOR FLEXIBLE PAYMENT
 CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $102    $102    $106   $102    $108        $108         $105
  3 years                 $126    $126    $138   $126    $144        $144         $135
  5 years                 $104    $103    $125   $103    $137        $136         $119
  10 years                $225    $223    $267   $223    $290        $290         $256
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 20    $ 20    $ 24   $ 20    $ 26        $ 26         $ 23
  3 years                 $ 61    $ 60    $ 73   $ 63    $ 80        $ 80         $ 70
  5 years                 $104    $103    $125   $103    $137        $136         $119
  10 years                $225    $223    $267   $223    $290        $290         $256
FOR SINGLE PAYMENT
CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 71    $ 71    $ 75   $ 71    $ 77        $ 77         $ 74
  3 years                 $ 93    $ 93    $105   $ 93    $112        $112         $102
  5 years                 $104    $103    $125   $103    $137        $136         $119
  10 years                $225    $223    $267   $223    $290        $290         $256
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 20    $ 20    $ 24   $ 20    $ 26        $ 26         $ 23
  3 years                 $ 61    $ 60    $ 73   $ 60    $ 80        $ 80         $ 70
  5 years                 $104    $103    $125   $103    $137        $136         $119
  10 years                $225    $223    $267   $223    $290        $290         $256

(/1/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1997 calendar year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997. Actual expenses may by greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
      EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING
              FUNDS. SEE "THE CONTRACT-DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

  The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and report are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.

                                         ACCUMULATION ACCUMULATION   # UNITS
                                          UNIT VALUE   UNIT VALUE  OUTSTANDING
                                         BEGINNING OF    END OF      END OF
                              YEAR ENDED    PERIOD       PERIOD      PERIOD
                              ---------- ------------ ------------ -----------
        GROWTH FUND            12/31/97     $23.76       $25.66    18,317,985
                               12/31/96      21.66        23.76    13,503,527
                               12/31/95      17.64        21.66     9,499,642
                               12/31/94      19.85        17.64     7,444,937
                               12/31/93      19.49        19.85     5,271,528
                               12/31/92      19.15        19.49     3,847,269
                               12/31/91      16.64        19.15     3,244,626
                               12/31/90      18.88        16.64     2,748,244
                               12/31/89      17.30        18.88     2,349,405
                               12/31/88      16.00        17.30     2,110,447
        BALANCED FUND          12/31/97     $18.94       $19.82    18,709,483
                               12/31/96      18.00        18.94    15,151,785
                               12/31/95      15.26        18.00    12,085,917
                               12/31/94      16.72        15.26    10,010,131
                               12/31/93      16.22        16.72     7,470,133
                               12/31/92      15.91        16.22     5,352,185
                               12/31/91      14.19        15.91     4,274,088
                               12/31/90      15.10        14.19     3,528,857
                               12/31/89      13.48        15.10     2,697,026
                               12/31/88      12.71        13.48     2,142,638
        INCOME FUND            12/31/97     $12.69       $13.00       718,041
                               12/31/96      13.03        12.69       817,803
                               12/31/95      12.02        13.03       776,272
                               12/31/94      13.06        12.02       746,535
                               12/31/93      12.95        13.06       694,843
                               12/31/92      12.92        12.95       566,223
                               12/31/91      12.26        12.92       473,423
                               12/31/90      12.35        12.26       415,716
                               12/31/89      11.64        12.35       346,639
                               12/31/88      11.59        11.64       279,341
        SHORT-TERM FUND        12/31/97     $10.03       $ 9.99       114,103
                               12/31/96      10.00        10.03       112,004
                               12/31/95      10.08        10.00        95,982
                               12/31/94      10.07        10.08       103,526
                               12/31/93      10.09        10.07       106,595
                               12/31/92      10.10        10.09        99,345
                               12/31/91      10.37        10.10        94,194
                               12/31/90      10.73        10.37       106,548
                               12/31/89      10.49        10.73        96,997
                               12/31/88      10.25        10.49        98,300
        SMALL CAP FUND         12/31/97     $10.00       $11.70     1,219,124
        INTERNATIONAL EQUITY
         FUND                  12/31/97     $10.00       $10.27       451,401
        SOCIALLY RESPONSIBLE
         FUND                  12/31/97     $10.00       $12.10       692,571

  Accumulation Unit Values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional Accumulation Units.

  Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

  From time to time the Account may advertise total return for the subaccount. Total return may be used for all seven subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

  To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

HORACE MANN LIFE INSURANCE COMPANY,
THE ACCOUNT AND
THE HORACE MANN MUTUAL FUNDS

HORACE MANN LIFE INSURANCE COMPANY
  Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

  HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT
  On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amount of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

THE HORACE MANN MUTUAL FUNDS

  The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Funds"). The Trust issues shares of common stock that are continually offered for sale. The Funds, advised by Horace Mann Investors, Inc. ("Investors"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Investors has entered into an agreement with an investment subadviser for each of the Funds whereby the subadviser manages the investment and reinvestment of the assets of a Fund.

  The primary investment objective of the Growth Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Growth Fund invests primarily in common stocks. Wellington Management, LLP serves as the investment subadviser to the Growth Fund.

  The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments. Wellington Management, LLP serves as the investment subadviser to the Balanced Fund.

  The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in debt securities. Wellington Management Company, LLP serves as the investment subadviser to the Income Fund.

  The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management, LLP serves as the investment subadviser to the Short-Term Fund.

  The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. BlackRock Financial Management, Inc. serves as investment subadviser to the Small Cap Growth Fund.

  The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Scudder Kemper Investments, Inc. serves as the investment subadviser to the International Equity Fund.

  The investment objective of the Socially Responsible Fund is long term capital growth, above average current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies. Investments in equity securities are limited to issuers which the subadviser determines:

    1. Do not produce tobacco products;

    2. Do not produce alcoholic beverages;

    3. Do not own and/or operate casinos or manufacture gaming devices;

    4. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    5. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    6. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

  Scudder Kemper Investments, Inc. serves as the investment subadviser to the Socially Responsible Fund.

  Detailed information on the Funds is contained in the Funds' Prospectus which accompanies this Prospectus.

THE CONTRACT

CONTRACT OWNERS' RIGHTS
  A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or on a non-qualified basis. Qualified and non-qualified contracts receive different tax treatment. See "Tax Consequences."

  To participate in a qualified plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

  Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, to designate a payee and to agree to a modification of the Contract terms.

  This Prospectus describes only the variable portions of the Contract. On the Maturity Date, the Contract Owner has limited rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Income Payments.

PURCHASING THE CONTRACT

  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Investors. HMLIC has entered into a distribution agreement with Investors. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

  In order to purchase a Contract offered by this Prospectus, an applicant must complete an application bearing all requested signatures and in some states a properly completed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must also submit a signed acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an Individual Retirement Annuity ("IRA"), Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must also acknowledge receipt of the IRA disclosure form.

  Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial Purchase Payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial Purchase Payment, unless otherwise directed by the applicant.

  Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of Purchase Payments received.

PURCHASE PAYMENTS

  AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS--The minimum acceptable annual Purchase Payment under a flexible payment Contract is $225. No Purchase Payments are required after the first Contract Year. Payments may be made in lump sum or installments. The minimum acceptable monthly Purchase Payment is $25. The minimum acceptable Purchase Payment under a single payment Contract is $2,000. Under certain group plans the minimum may be reduced or eliminated.

  The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners-- Contributions."

  ALLOCATION OF PURCHASE PAYMENTS--All or part of the Purchase Payments made may be allocated to one or more subaccounts. The minimum Purchase Payment amount allocated to any subaccount in any given Contract Year must equal or exceed $100.

  ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE--The number of Accumulation Units purchased by Purchase Payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC.

  Accumulation Units are valued on each Valuation Date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each Valuation Date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional Accumulation Units. To the extent that deductions and charges exceed dividends, Accumulation Units will be surrendered. The accumulation unit value of the Growth Fund was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Investment Fund was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund was established at $10.00 on March 10, 1997.

TRANSACTIONS

  TRANSFERS--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract, prior to the Maturity Date. (Transfers from the fixed account of the Contract into a subaccount are treated like any other partial withdrawal from the fixed account, except that the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable surrender charge and early withdrawal penalty as if the money had been withdrawn from the fixed account). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

  A Contract Owner may elect to transfer funds between subaccounts and fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner or, for telephone transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request by the Home Office.

  Up to twelve transfers may be pre-scheduled at any point in time. The twelve transfers cannot extend beyond a twelve month period. A signed written request or form may be completed or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. See "Other Information-Forms Availability." If a Contract Owner decides to cancel a pre-scheduled transfer arrangement, he or she should notify the Home Office either in writing or by calling (800) 999-1030 or Telefacsimile (FAX)
(217) 527-2307 prior to the next designated transfer date.

  CHANGES IN ALLOCATION INSTRUCTIONS--A Contract Owner may elect to change the allocation of future Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the Contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first Valuation Date following receipt of the request by the Home Office. See "Other Information-Forms Availability."

  SURRENDER BEFORE COMMENCEMENT OF ANNUITY PERIOD--Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Income Payments begin.

  The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

  A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information-Forms Availability."

  Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request at the Home Office.

  Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

  Surrenders and partial withdrawals from any variable subaccount are subject to the following Surrender Charges:

       DURING                         FLEXIBLE                                             SINGLE
      CONTRACT                         PAYMENT                                             PAYMENT
        YEAR                          CONTRACTS                                           CONTRACTS
         1                               8%                                                  5%
         2                               8%                                                  4%
         3                               6%                                                  3%
         4                               4%                                                  2%
         5                               2%                                                  1%
     Thereafter                          0%                                                  0%

Surrender Charges are applied to withdrawals based on the date the account is opened and not on the date the premium is paid.

Under certain group plans the surrender charges may be reduced.

  Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the variable portion of the Contract value; and (2) the Contract has been in force for two or more Contract Years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first Valuation Date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals are subject to Surrender Charges.

  Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

  The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of Net Purchase Payment(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Surrender Charge may not exceed 8.5% of $1,666.66 (one sixth of the Purchase Payment(s) to which the withdrawal relates).

  If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

  REINVESTMENT PRIVILEGE--You may elect to reinvest all of the proceeds received from a surrender or partial withdrawal within 30 days after such withdrawal has been made by returning the uncashed check and a written request. Upon receipt of your uncashed check we will credit your contract with Accumulation Units based on the amount reinvested and the Accumulation Unit Value next computed following receipt. Reinvested amounts will be allocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. The reinvestment privilege may be used only once.

  DEFERMENT--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments at the Maturity Date. The value of the Contract is determined as of the Valuation Date on which the request is received or on the Maturity Date for Income Payments. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.

  CONFIRMATIONS--HMLIC mails written confirmations of Purchase Payments to Contract Owners within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

  If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

  ANNUAL MAINTENANCE CHARGE--An annual maintenance charge of $25 is deducted from each Contract on the Contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed account of the Contract when none of the variable subaccounts have any value.

  Charges for annual maintenance cease once Income Payments begin. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the Contract anniversary date.

  The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract.

  MORTALITY AND EXPENSE RISK FEE--For assuming mortality and expense risk, HMLIC applies a fee to the subaccount value of each Contract. The fee for mortality and expense risk may not exceed the annual rate of 1.35% of the average net variable account value based on the date of calculation (0.45% for mortality risk, and 0.90% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.35% ceiling) in the future. The fee accumulates on a weekly basis at a rate of .0257205% of the net variable account value as of the date of the calculation. The accumulated value of the fee is deducted annually (usually at the time the Trust declares dividends) from each subaccount or upon any surrender, partial withdrawal or transfer of value accruing before such annual deduction with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed. Under certain group plans this fee may be reduced.

  OPERATING EXPENSES OF THE HORACE MANN MUTUAL FUNDS--There are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' Prospectus which accompanies this Prospectus.

  PREMIUM TAXES--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of Purchase Payments made under this Contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the Maturity Date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS

  If a Contract Owner dies before the Maturity Date, the Contract value, or the amount of Purchase Payments less any withdrawals, whichever is greater, will be applied toward the purchase of an income payment option payable to the beneficiary designated by the Contract Owner. The Contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under certain group plans the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement. The option purchased will be one elected by the Contract Owner. If no option was elected, the beneficiary may elect an income payment option.

  All or part of the death benefit proceeds may be paid to the beneficiary in a lump sum or under one of the income payment options described under "Income Payments-Income Payment Options." If the form of Income Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

  For all Contracts issued in connection with this Prospectus, except Roth IRAs, if the Contract Owner dies before Income Payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the owner's death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the Income Payments begin no later than December 31 of the calendar year following the Contract Owner's death. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

  If the designated beneficiary is the Contract Owner's surviving spouse, Income Payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2. For non-qualified annuities, a designated beneficiary which is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified Contract issued in connection with this Prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

  If the Contract Owner dies on or after the Maturity Date, the remaining portion of the interest in the Contract undistributed at the time of the Contract Owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the Contract Owner's death.

MANDATORY MINIMUM DISTRIBUTION
  Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a Contract Owner reaches age 70 1/2. The Contract Owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the Contract Owner must take two distributions in the calendar year following attainment of age 70 1/2.

  Generally, the amount of the mandatory minimum distribution depends on the Contract value and the life expectancy of the Contract Owner. Under Mandatory Minimum Distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the Contract Owner (or the Contract Owner and a designated beneficiary). To begin mandatory distributions the Contract Owner must contact the Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657.

  The Internal Revenue Service has indicated that a Contract Owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity, can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements.

  Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRAs are not subject to Mandatory Distribution. See "Tax Consequences."

INCOME PAYMENTS

  The Contract provides for fixed or variable income payment options or a combination of both. The Contract Owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Income Payments a properly completed request form must be received in the Home Office. The request will be processed so that the Income Payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the Company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

  In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual & annual installments. Variable Income Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide Income Payments less than $20 per month at the Maturity Date, then the Contract value will be paid in a lump sum.

INCOME PAYMENT OPTIONS
  The following income payment options are available on a variable basis unless otherwise stated.

  LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN--The life option guarantees Income Payments for the lifetime of the Annuitant. If a period certain is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected or the beneficiary may request the commuted value, if any, of the remaining period certain payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining period certain payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Income Payment may be made if the Annuitant's death occurred before the due date of the second Income Payment. This option usually provides the largest Income Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Income Payment has been made.

  JOINT AND SURVIVOR LIFE ANNUITY--This life only option provides lifetime Income Payments during the lifetimes of two Annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor in an amount reduced to two-thirds of the monthly payments that would have been paid had the joint lifetime of the two Annuitants continued. The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Income Payment has been made.

  INCOME FOR FIXED PERIOD--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining period certain payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INCOME FOR FIXED AMOUNT--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining Income Payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INTEREST INCOME PAYMENTS--This option provides Income Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, mandatory minimum distribution requirements will not allow Interest Income Payments to continue. The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request. The request must be made prior to the end of the period that the Annuitant agreed to receive Income Payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

  OTHER INCOME OPTIONS--If the Annuitant does not wish to elect one or more income payment options, the Annuitant may:

    a) receive the proceeds in a lump sum, or

    b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

    c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS

  In general, the dollar amount of Income Payments under the Contract depends on Contract value. Contract value equals the value of the fixed account of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount by its respective accumulation unit value, less any accumulated asset charge. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

  FIXED INCOME PAYMENTS--The amount of each payment under a fixed income payment option is determined from the income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a fixed Income Payment. Guaranteed fixed Income Payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.

  VARIABLE INCOME PAYMENTS--The amount of the first monthly variable Income Payment is determined from the income option tables in the Contract. The tables show the amount of the Income Payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

  The first monthly variable Income Payment is used to calculate the number of variable annuity units for each subsequent monthly Income Payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either Annuitant by one-third.

  The amount of monthly Income Payments following the first variable Income Payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income Payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between Valuation Dates to reflect the investment experience of each subaccount.

  ASSUMED INTEREST RATE--The selection of an assumed interest rate affects both the first monthly variable Income Payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 4.0% per annum.

  ANNUITY UNIT VALUE--The variable annuity unit value for the Growth, Balanced, and Income Funds was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund and Short-Term Fund also has been set at $10.00, however, no Income Payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying Fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

MISSTATEMENT OF AGE
  If the age of the Annuitant has been misstated, any Income Payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT
  The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

  HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their Purchase Payments be allocated to a portfolio within the Trust other than one or more of the seven currently offered Horace Mann Mutual Funds. If any shares of the Trust's seven portfolios are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing Fund shares held in the affected subaccount and/or
(ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT
  The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Income Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS
  CONTRIBUTIONS--Under IRC Section 403(b), Purchase Payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate Purchase Payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the Contract Owner's account are not taxable until such amounts are distributed. If the Contract is used for a tax-sheltered annuity described in IRC Section 403(b) or a simplified employee pension plan described in IRC
Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

  Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred Purchase Payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the Contract Owner's years of service with his or her employer and take into account the Contract Owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans. No limitations are imposed on the amount of contributions made to a non-qualified contract.

  If the Contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 if combined with a spousal IRA) may be deductable from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after tax dollars. The maximum contributions for all IRAs is $2,000. Contributions to a simplified employee pension plan Contract generally may not exceed 15% of compensation or $30,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the Contract Owner on Purchase Payments and investment earnings of a Contract purchased for a qualified plan or a deductable IRA. The earnings distributed from a Roth IRA are tax-free if certain conditions have been met.

  Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

  Distributions may be paid only:

    (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

    (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited.

  DISTRIBUTIONS UNDER QUALIFIED CONTRACTS--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-- Mandatory Minimum Distribution."

  If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) Contract may be rolled over to another IRC Section 403(b) Contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) Contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRAs can only accept rollover money from a traditional IRA or another Roth IRA.

  Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity Contracts or plans qualified under IRC Section 403 with the exception of the following:

    (1) eligible rollover distributions made directly to another trustee,

    (2) periodic payments received over the Contract Owner's lifetime,

    (3) periodic payments received under the minimum required distribution rules, or

    (4) periodic payments received over a period of ten years or more.

  The Contract Owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the Contract Owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

  All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once Income Payments begin, any nondeductible contributions are recovered tax-free as a portion of each Income Payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

  For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the Contract Owner elects not to have federal income tax withheld. After an election is made with respect to Income Payments, a Contract Owner may revoke the election at any time. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. Contract Owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the Contract Owner is an individual, the TIN is his or her Social Security number.

  If the designated beneficiary is not the Contract Owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the Contract Owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the Contract Owner.

  DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS--Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Income Payments are received under the Contract.

  A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

  If the distribution is a full surrender, the Contract Owner is taxed on the amount distributed, less Purchase Payments reduced by any prior partial withdrawals which were not subject to income tax.

  A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The Contract Owner is subject to income tax on any previously untaxed accumulation which is distributed.

  Purchase Payments may be made by means of a full or partial tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

  If distributions are made pursuant to an income payment option, that portion of each Income Payment which represents the Contract Owner's investment in the Contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total Purchase Payments to the Contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the Contract Owner's investment is returned in full, the entire amount of each Income Payment is taxable as ordinary income.

  PENALTY TAX--Distributions to a Contract Owner under a qualified plan or IRA are subject to an IRS 10% penalty unless the distributions are received:

    (1) on or after age 59 1/2,

    (2) on account of death,

    (3) on account of disability, as defined in IRC Section 72(m)(7),

    (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),

    (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

    (6) on account of separation from service after age 55, or

    (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the Contract Owner, or the lives or a period not exceeding the joint life expectancy of the Contract Owner and a designated beneficiary.

  Taxable distributions from non-qualified Contracts received prior to age 59 1/2 are also subject to an IRS 10% penalty unless the distribution is made after the Contract Owner's death or disability, received as part of substantially equal periodic payments for the Contract Owner's lifetime, or attributable to Purchase Payments made prior to August 14, 1982. In addition, for non-qualified Contracts issued during the period August 14, 1982 through January 18, 1985 and for additional Purchase Payments to non-qualified Contracts issued prior to August 14, 1982, the penalty will not apply to distributions attributable to Purchase Payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in first-out" basis (i.e. to the earliest Purchase Payment which has not been fully allocated to prior distributions.)

  Roth IRAs are not subject to the 10% penalty if;

    The contract has been inforce for five years, and;

    The annuitant has attained age 59 1/2; or when used to purchase a first home not to exceed $10,000 (as adjusted by the IRC); or

    The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

    The distribution is made after the death of the Annuitant.

  The preceding discussion is informational only and is not to be considered tax advice. Contract Owners are urged to

------------------------------------------------------------------------------
------
------------------------------------------------------------------------
consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS

  Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

  The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

OTHER INFORMATION

  LEGAL PROCEEDINGS--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

  REGISTRATION STATEMENT--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

  CONTRACT OWNER COMMUNICATIONS--To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

  HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

  CONTRACT OWNER INQUIRIES--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

  FORMS AVAILABILITY--Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

  NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

  YEAR 2000 READINESS--HMLIC relies on computer systems to maintain customer accounts and records and process customer account transactions. Because of the way that computers have historically stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. By early 1995, HMLIC had a comprehensive plan developed to update these systems. HMLIC expects, but there can be no absolute assurance that, the necessary work will be completed on a timely basis.

ADDITIONAL INFORMATION

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

TOPIC                                                                      PAGE
-----                                                                      ----
General Information and History...........................................    2
Investment Experience.....................................................    2
Underwriter...............................................................    3
Financial Statements......................................................    3

  To receive, without charge, a copy of the 1997 Annual Report of the Horace Mann Family of Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

   HORACE MANN LIFE INSURANCE COMPANY
   P.O. BOX 4657
   SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

 1997 Annual Report of the Horace Mann Family of Funds and the Horace Mann
      Life Insurance Company Separate Account.

 Statement of Additional Information dated May 1, 1998 for the Horace Mann
      Mutual Funds.

 Statement of Additional Information dated May 1, 1998 for the Horace Mann
      Life Insurance Company Separate Account.

  Please mail the above documents to:
  -------------------------------
  (Name)
  -------------------------------
  (Address)
  -------------------------------
  (City/State/Zip)

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

Horace Mann Life Insurance Company                             -----------------
P.O. Box 4657                                                      BULK RATE
Springfield, IL 62708-4657                                     U.S. POSTAGE PAID
(800) 999-1030 (Toll-Free)                                        CHICAGO, IL
                                                                PERMIT NO. 5974
                                                               -----------------




Horace Mann(R)
----------------------------------------
Insuring America's Educational Community

Underwritten by
Horace Mann Life Insurance Company

IA-004354(5/98)

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 1998

                      STATEMENT OF ADDITIONAL INFORMATION

                          ___________________________


                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT

                          ___________________________


                              Individual and Group
         Flexible Payment and Individual Single Payment Variable Tax
                          Deferred Annuity Contracts

                          ___________________________

                       Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1998, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectus may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.






                                  May 1, 1998


                               TABLE OF CONTENTS

Topic                                                             Page
-----                                                             ----

General Information and History................................     2
Investment Experience..........................................     2
Underwriter....................................................     3
Financial Statements...........................................     4

                        GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
                (Applies to Annuity Alternative Contracts Only)

                               December 31, 1997


TOTAL RETURN DATA

                                               AVERAGE ANNUAL TOTAL RETURN/1/
(Based on a $1,000                             ---------------------------
investment)/2/                                  1 YR     5 YRS     10 YRS
                                               ---------------------------
Growth Fund Account Division
  With Redemption/3/                            12.15%   16.57%    13.62%
  Without Redemption                            21.90%   16.57%    13.62%
Balanced Fund Account Division
  With Redemption/3/                             8.14%   12.09%    11.09%
  Without Redemption                            17.54%   12.09%    11.09%
Income Fund Account Division
  With Redemption/3/                            (0.60)%   3.24%     5.34%
  Without Redemption                             8.04%    3.24%     5.34%
Short-Term Fund Account Division
  With Redemption/3/                            (4.58)%   0.96%     1.96%
  Without Redemption                             3.72%    0.96%     1.96%
Small Cap Growth Fund Account Division/4/
  With Redemption/3/                             6.56%
  Without Redemption                            15.83%
International Equity Fund Account Division/4/
  With Redemption/3/                            (5.79)%
  Without Redemption                             2.40%
Socially Responsible Fund Account Division/4/
  With Redemption/3/                            12.11%
  Without Redemption                            21.86%


-----------
/1/In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

/2/To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

/3/With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.

/4/Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.

This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1997. Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997, and, therefore, their returns are not annualized. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to Investors were $2,657,025, $3,879,547 and $5,781,260, for the years ended 1995, 1996 and 1997, respectively. Investors does not retain any of these commissions. Commissions received by Investors are paid to registered representatives who sell contracts offered by this Prospectus.

                             FINANCIAL STATEMENTS

KPMG Peat Marwick LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG Peat Marwick LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1997. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

       HORACE MANN LIFE INSURANCE COMPANY

       Statutory Financial Statements

       December 31, 1997 and 1996

       (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report
The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1997 and 1996 and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 1997.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1997 and 1996, and results of its operations and its cash flow for each of the years in the three year period ended December 31, 1997, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedules, is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


Chicago, Illinois                               KPMG Peat Marwick
April 3, 1998

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1997 and 1996

(In thousands)
-----------------------------------------------------------
 Admitted Assets                        1997        1996
-----------------------------------------------------------

Cash and investments:
 Bonds                               $1,958,250  $1,978,005
 Common stocks                              806          54
 Mortgage loans on real estate           45,136      48,840
 Real estate                              5,530       6,754
 Policy loans                            48,640      43,721
 Cash                                     1,157       2,218
 Short-term investments                  88,144      10,759
 Receivable for securities                1,016           -
 Other invested assets                       71         147
-----------------------------------------------------------

Total cash and investments            2,148,750   2,090,498

Life insurance premiums deferred
 and uncollected                         41,238      39,444

Accident and health premiums due
 and unpaid                               1,103       3,560

Investment income due and accrued        32,227      31,509

Other assets                              3,368       9,993

Variable annuity assets                 959,760     684,836
-----------------------------------------------------------

Total admitted assets                $3,186,446  $2,859,840
-----------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1997 and 1996

(In thousands, except share data)
-------------------------------------------------------------------------
 Liabilities and Capital and Surplus                 1997         1996
-------------------------------------------------------------------------

Policy liabilities:
 Aggregate reserves:
   Life and annuity                               $1,822,379   $1,818,824
   Accident and health                                17,497       21,606
 Unpaid benefits:
   Life                                                6,163        8,021
   Accident and health                                 4,521        7,453
 Policyholder funds on deposit                       111,977      107,289
 Policyholder dividends payable
   in the following year                                 100        1,248
 Provision for accident and health
   experience rating refunds                               -          103
 Remittances not allocated                             1,742        4,052
-------------------------------------------------------------------------

Total policy liabilities                           1,964,379    1,968,596

Accrued expenses                                       6,432        5,782
Asset valuation reserve                               16,484       26,924
Interest maintenance reserve                          15,331       15,882
Federal income tax payable                             1,105        2,576
Payable for investment purchases                           -        5,849
Funds held for loaned securities                      56,438            -
Payable to parent, subsidiaries and affiliates         5,810            -
Transfer from separate accounts                       (8,033)      (6,303)
Other liabilities                                      7,282        7,072
Variable annuity liabilities                         956,253      684,836
-------------------------------------------------------------------------

Total liabilities                                  3,021,481    2,711,214
-------------------------------------------------------------------------

Capital and surplus:
 Capital stock, $1 par value.
   Authorized 5,000,000 shares,
   2,500,000 shares outstanding                        2,500        2,500
 Additional paid-in and contributed surplus           22,704       22,704
 Special surplus fund - contingent
   variable annuity reserve                              625          625
 Unassigned surplus                                  139,136      122,797
-------------------------------------------------------------------------

Total capital and surplus                            164,965      148,626
-------------------------------------------------------------------------

Total liabilities and capital and surplus         $3,186,446   $2,859,840
-------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1997, 1996 and 1995

(In thousands)
-------------------------------------------------------------------------
                                               1997      1996      1995
-------------------------------------------------------------------------

Revenue:
Premiums, annuity and supplementary
 contract considerations:
  Life                                       $104,684  $101,618  $ 97,837
  Annuity                                     199,189   166,870   142,870
  Accident and health                          32,395    50,258    49,718
  Supplementary contracts                      30,455    26,655    26,329
-------------------------------------------------------------------------

Total premiums, annuity and supplementary
 contract considerations                      366,723   345,401   316,754

Net investment income                         156,570   152,786   149,997
Amortization of interest maintenance
 reserve                                        2,581     2,898     2,903
Other                                             916       468       429
-------------------------------------------------------------------------

Total revenue                                 526,790   501,553   470,083
-------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
  Life                                         86,110    85,758    79,787
  Annuity                                     251,455   220,833   199,982
  Accident and health                          32,228    45,998    41,394
  Supplementary contracts                      42,098    37,687    36,842
-------------------------------------------------------------------------

Total claims and benefits                     411,891   390,276   358,005

Commissions                                    26,864    24,436    23,263
General and other expenses                     55,742    50,861    48,289
-------------------------------------------------------------------------

Total benefits and expenses                   494,497   465,573   429,557
-------------------------------------------------------------------------

Net gain before dividends to policyholders
 and federal income tax                        32,293    35,980    40,526
Dividends to policyholders                       (540)    1,335     1,385
-------------------------------------------------------------------------

Net gain before federal income tax             32,833    34,645    39,141
Federal income tax expense                     10,549    17,140    12,581
-------------------------------------------------------------------------

Net gain from operations                       22,284    17,505    26,560
Realized investment losses
 net of tax and transfers to IMR               (1,241)   (1,193)   (3,331)
-------------------------------------------------------------------------

Net income                                   $ 21,043  $ 16,312  $ 23,229
-------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1997, 1996 and 1995

(In thousands)
--------------------------------------------------------------------------
                                             1997       1996        1995
--------------------------------------------------------------------------

Capital stock                              $ 2,500    $  2,500    $  2,500
--------------------------------------------------------------------------

Additional paid-in capital and
 contributed surplus                        22,704      22,704      22,704
--------------------------------------------------------------------------

Special surplus fund-
 contingent variable annuity reserve           625         625         625
--------------------------------------------------------------------------

Unassigned surplus:
 Balance at beginning of year              122,797     108,009      96,922
 Net income                                 21,043      16,312      23,229
 Change in net unrealized
  capital gains                              2,706       1,150       4,564
 Change in non-admitted assets                (237)        (79)        477
 Change in reserve valuation
  basis (note 1)                            (2,020)     11,361           -
 Change in asset valuation reserves         10,440         845      (1,183)
 Surplus contributed to Separate
  Accounts during the period                (3,100)          -           -
 Other changes in surplus in Separate
  Account Statement                          3,507           -           -
 Dividends to parent                       (16,000)    (16,000)    (16 000)
 Change in separate account
  reserve valuation basis (note 1)               -       4,799           -
 Exhibit 8A tax impact (note 1)                  -      (3,600)          -
--------------------------------------------------------------------------

Balance at end of year                     139,136     122,797     108,009
--------------------------------------------------------------------------

Total capital and surplus                 $164,965    $148,626    $133,838
--------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1997, 1996 and 1995

(In thousands)
---------------------------------------------------------------------------
                                               1997       1996      1995
---------------------------------------------------------------------------

Cash from operations:
  Revenue received:
   Premiums, considerations
    and deposits                             $367,166   $341,994   $315,197
   Investment income received                 152,195    151,862    146,996
   Other income received                          916        468        428
---------------------------------------------------------------------------

  Total revenue received                      520,277    494,324    462,621
---------------------------------------------------------------------------

Benefits and expenses paid:
   Claims, benefits and
    net transfers paid                        416,022    341,546    275,256
   Expenses paid                               82,078     75,160     72,952
   Dividends to policyholders paid                622      1,381      1,436
   Federal income taxes paid                   11,541     15,398     16,713
---------------------------------------------------------------------------

  Total benefits and expenses paid            510,263    433,485    366,357
---------------------------------------------------------------------------

Net cash from operations                       10,014     60,839     96,264
---------------------------------------------------------------------------

Cash from investments:
  From investments sold or matured:
   Bonds                                    1,291,350  1,042,070  1,099,397
   Common and preferred stock                       -      1,554        566
   Mortgage loans                               4,799     32,981     32,724
   Real estate and other                        1,628      4,325      9,552
---------------------------------------------------------------------------

  Total investment proceeds                 1,297,777  1,080,930  1,142,239
  Tax on capital gains (losses)                   903       (176)    (5,788)
---------------------------------------------------------------------------

 Total from investment proceeds             1,296,874  1,081,106  1,148,027
---------------------------------------------------------------------------

Cost of investments acquired:
   Bonds                                    1,265,726  1,145,362  1,195,111
   Mortgage loans                                 186        641        495
   Real estate and other                        1,301        562        572
---------------------------------------------------------------------------

  Total investments acquired                1,267,213  1,146,565  1,196,178
  Net increase in policy loans                  4,918      3,824      3,288
---------------------------------------------------------------------------

 Total from investments acquired            1,272,131  1,150,389  1,199,466
---------------------------------------------------------------------------

Net cash from investments                      24,743    (69,283)   (51,439)
---------------------------------------------------------------------------

                                                                 (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1997, 1996 and 1995

(In thousands)
---------------------------------------------------------------------------
                                               1997       1996       1995
---------------------------------------------------------------------------

Cash from financing and miscellaneous:
  Cash provided:
   Securities lending                          56,438          -          -
   Other cash                                   8,743     10,261      1,233
---------------------------------------------------------------------------

  Total cash provided                          65,181     10,261      1,233
---------------------------------------------------------------------------

  Cash applied:
   Dividends to parent                         16,000     16,000     16,000
   Other applications                           7,614        978      9,895
---------------------------------------------------------------------------

  Total cash applied                           23,614     16,978     25,895
---------------------------------------------------------------------------

Net cash from financing
  and miscellaneous                            41,567     (6,717)   (24,662)
---------------------------------------------------------------------------

Net change in cash and
   short-term investments                      76,324    (15,161)    20,163
Cash and short-term investments
   at beginning of year                        12,977     28,138      7,975
---------------------------------------------------------------------------

Cash and short-term investments
   at end of year                             $89,301    $12,977   $ 28,138
---------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1997, 1996 and 1995

(In thousands)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

        Organization

     Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

     The Company sells and underwrites tax-qualified retirement annuities, individual life, group medical, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. The Company stopped writing new group medical insurance policies in January 1997, terminated 95% of that business by December 1997, and will terminate the remaining group medical insurance policies in 1998.

        Basis of Presentation

     The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

        Prescribed and Permitted Statutory Accounting Practices

     Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted statutory accounting practices.

     In March 1998 the NAIC adopted the codification of Statutory Accounting Principles (Codification) as the NAIC supported basis of accounting. Codification will likely change the definitions of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurers state of domicile and has not yet been announced. The Company is currently evaluating the impact of the Codification on their statutory financial statements.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Investments

     Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at the value of no more than 75% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

     The Company does not have any investments in derivative financial instruments.

        Asset Valuation Reserve

     The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

     The balance of the AVR by component as of December 31, 1997 and 1996, is as follows:

------------------------------------------------------------------------
                                                   1997           1996
------------------------------------------------------------------------

  Bonds, preferred stock and
    short-term investments                        $15,141        $25,517
  Mortgage loans                                      485            855
  Common stock                                        242             16
  Real estate and other investments                   616            536
------------------------------------------------------------------------

     Total AVR                                    $16,484        $26,924
------------------------------------------------------------------------

  The AVR is held at a level equal to 100% of the maximum reserve level allowed by the NAIC.

     Interest Maintenance Reserve

  The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

     Cash and Short-Term Investments

  Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Variable Annuities Assets and Liabilities

  Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in the Horace Mann mutual funds.

  During 1997 the Company introduced three new mutual funds - a small cap growth fund, an international equity fund, and a "socially responsible" fund.

  Variable annuity assets were invested in the Horace Mann mutual funds as follows:

-------------------------------------------------------------------------
  December 31,                                       1997          1996
-------------------------------------------------------------------------

  Horace Mann Growth Fund                          $532,086      $372,824
  Horace Mann Balanced Fund                         386,247       299,977
  Horace Mann Income Fund                             9,651        10,857
  Horace Mann Short-Term Fund                         1,201         1,178
  Horace Mann Small Cap Fund                         16,321             -
  Horace Mann International Equity Fund               5,137             -
  Horace Mann Socially Responsible Fund               9,117             -


-------------------------------------------------------------------------

     Total                                         $959,760      $684,836
-------------------------------------------------------------------------

  The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Aggregate Reserves

  Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

  In 1997, the Company changed the basis of valuation for supplementary contracts with life contingencies from guarantee of payments at issue to guarantee of current payment. The change in valuation basis increased supplementary contracts with life contingencies reserves and decreased surplus by $2,020.

  In 1996, with the approval of the Department of Insurance of the State of Illinois, the Company changed its reserve methodology for deferred annuities from full account value to Commissioners Annuity Reserve Valuation Method (CARVM). The change in method of valuation decreased fixed reserves by $11,361; decreased variable reserves by $4,799; and increased surplus $12,560, net of $3,600 tax.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

  Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

--------------------------------------------------------------------------------
                            Aggregate reserves
                            ------------------      Mortality    Interest
                            1997         1996         table        rate
--------------------------------------------------------------------------------

  Life                   $ 370,049    $  329,938     1980 CSO     4.0-7.0 %
                             6,785         6,374     1958 CET     2.5-5.5
                           169,898       171,113     1958 CSO     2.5-4.5
                            28,556        26,987     Various      2.5-5.5
                            10,170        10,601     1941 CSO     2.5-3.0


  Annuity                1,032,030     1,062,135     1971 IAM     3.0-7.5
                           118,586       132,099     1949 PAT     3.0-5.5
                             1,488         1,655     1937 SAT     3.0
                               607           590     Various      3.0

  Supplementary
   contracts with
   life contingencies       75,662        68,551     1983a        6.5-11.0
                             5,832         5,818     1971 IAM     4.5-11.25
                             2,716         2,963     1937 SAT     3.5
--------------------------------------------------------------------------------

   Total                $1,822,379    $1,818,824
--------------------------------------------------------------------------------

  Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

--------------------------------------------------------------------------------
                                                     Aggregate reserves
                                                     ------------------
                                                        1997    1996
--------------------------------------------------------------------------------

Present value of amounts not yet
     due on claims (3% interest rate)                 $16,042  $16,036
   Reserve for rate credits                                 -    3,776
   Additional contract reserves                         1,163    1,262
   Unearned premiums and other                            292      532
--------------------------------------------------------------------------------

   Aggregate accident and health reserves             $17,497  $21,606
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Unpaid Benefits

    Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

    Accident and health claim reserves and liabilities include the following:

--------------------------------------------------------------------------------
                                                      1997     1996      1995
--------------------------------------------------------------------------------

Aggregate reserves for accident
     and health                                     $17,497   $21,606   $22,088
    Unpaid benefits accident and health               4,521     7,453     7,864
    Less: Reserve for rate credits                       29    (3,776)   (3,670)
          Additional contract reserves               (1,163)   (1,262)   (1,353)
          Unearned premiums and other                  (321)     (532)     (522)
--------------------------------------------------------------------------------

    Accident and health claim reserves
     and liabilities                                $20,563   $23,489   $24,407
--------------------------------------------------------------------------------

    The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

--------------------------------------------------------------------------------
                                                      1997     1996      1995
--------------------------------------------------------------------------------

    Net balance at January 1                        $23,489   $24,407   $24,852

    Incurred related to:
        Current year                                 34,827    45,638    41,367
        Prior years                                   1,516       335      (725)
--------------------------------------------------------------------------------

    Total incurred                                   36,343    45,973    40,642
--------------------------------------------------------------------------------

    Paid related to:
        Current year                                 27,591    34,556    30,025
        Prior years                                  11,678    12,335    11,062
--------------------------------------------------------------------------------

    Total paid                                       39,269    46,891    41,087
--------------------------------------------------------------------------------

    Net balance at December 31                      $20,563   $23,489   $24,407
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Reserves for Supplementary Contracts
          Without Life Contingencies

    This reserve represents the present value of future payments discounted with interest only. At December 31, 1997 and 1996 this liability was $107,606 and $102,681, respectively, based on average credited interest rates of 5.7% and 5.6% in 1997 and 1996, respectively and is included in "policyholder funds on deposit."

        Policyholder Dividends Payable in the
          Following Year

    Dividends expected to be paid on anniversary dates in the following year are estimated and accrued based on current dividend scales approved by the Board of Directors.

        Premiums

    Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

    Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Both deferred and uncollected premiums have been reduced by the estimated cost of collection.

        Income Taxes

    Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

        Acquisition Expenses

    The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

        Non-admitted Assets

    Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Use of Estimates

    The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

        Year 2000

    In 1990 the Company established programing standards to address the year 2000 for new computer systems. By early 1995, the Company had developed a comprehensive plan to address the issue and began converting its existing computers systems to be year 2000 compliant. At December 31, 1997 over 60% of all business applications, representing more than 40% of all Company's program code, were year 2000 compliant. Management anticipates completing conversions of the remaining internal business applications by the end of 1998. Vendors that have not already completed conversions have indicated their plans to become year 2000 compliant by the end of 1998. During 1999, additional testing of all systems and final reviews of individual computer applications will be completed.

(2) Investments

        Net Investment Income

    The components of net investment income are as follows:

--------------------------------------------------------------------------------
                                                      1997      1996      1995
--------------------------------------------------------------------------------

    Interest on bonds                               $148,451  $144,770  $136,186
    Interest on mortgage loans                         5,601     6,359    10,782
    Interest on short-term investments                 1,591     1,502     1,620
    Interest on policy loans                           2,945     2,729     2,418
    Real estate income                                   602       449     1,071
    Miscellaneous investment income                       11        52       287
--------------------------------------------------------------------------------

    Gross investment income                          159,201   155,861   152,364
    Investment expenses                                2,631     3,075     2,367
--------------------------------------------------------------------------------

    Net investment income                           $156,570  $152,786  $149,997
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

    Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

    The IMR at December 31 is as follows:

--------------------------------------------------------------------------------
                                                    1997      1996      1995
--------------------------------------------------------------------------------

    Reserve balance, beginning of year            $15,882   $17,622   $17,633
    Current year capital gains (losses),
       net of tax                                   2,030     1,158     2,892
    Amortization of interest maintenance
       reserve                                     (2,581)   (2,898)   (2,903)
--------------------------------------------------------------------------------

    Reserve balance, end of year                  $15,331   $15,882   $17,622
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

--------------------------------------------------------------------------------
                                              1997        1996        1995
--------------------------------------------------------------------------------

    Bonds                                    $ 3,092    $   758     $ 4,450
    Real estate                               (1,904)    (1,804)     (5,387)
    Common stock                                  (6)       992         262
    Short-term investments                        31          -           -
--------------------------------------------------------------------------------

                                               1,213        (54)       (675)

    Less federal income tax                      424        (19)       (236)
    Transferred to interest maintenance
     reserve                                  (2,030)    (1,158)     (2,892)
--------------------------------------------------------------------------------

    Realized investment losses
     net of tax and transfers to IMR         $(1,241)   $(1,193)    $(3,331)
--------------------------------------------------------------------------------

       Change in Net Unrealized Capital Losses

    Certain investments are required to be carried at market. The resulting unrealized gains or losses are reflected as credits or charges to unassigned surplus.

--------------------------------------------------------------------------------
                                              1997        1996        1995
--------------------------------------------------------------------------------

    Unrealized capital losses
       Beginning of period                  $(4,707)    $(5,857)    $(10,421)
       End of period                         (2,001)     (4,707)      (5,857)
--------------------------------------------------------------------------------

    Decrease for the period                 $ 2,706     $ 1,150     $  4,564
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       Bonds

    At December 31, 1997 and 1996, 5.5% and 4.3%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

    The carrying value and estimated market value of investments in bonds as of December 31, 1997 and 1996 are as follows:

--------------------------------------------------------------------------------
                                    Carrying  Unrealized  Unrealized   Market
      December 31, 1997               value      gains      losses      value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities              $  426,533   $14,027    $  (215)  $  440,345
        Other                         200,223     4,849        (34)     205,038
Municipal bonds                        27,118     2,137          -       29,255
Foreign government bonds               26,397     1,714       (442)      27,669
Corporate bonds                     1,027,178    48,396     (2,113)   1,073,461
Other mortgage-backed
    securities                        250,801     5,455       (176)     256,080
--------------------------------------------------------------------------------

Total                              $1,958,250   $76,578    $(2,980)  $2,031,848
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Carrying  Unrealized  Unrealized   Market
      December 31, 1996               value      gains      losses      value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities               $496,719    $ 9,843    $ (2,674)  $  503,888
        Other                        207,861      1,867        (333)     209,395
Municipal bonds                       19,690        890        (158)      20,422
Foreign government bonds              34,684      1,340          (2)      36,022
Corporate bonds                      985,127     26,752     (10,399)   1,001,480
Other mortgage-backed
    securities                       233,924      3,770      (1,651)     236,043
--------------------------------------------------------------------------------

Total                             $1,978,005    $44,462    $(15,217)  $2,007,250
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    At December 31, 1997, 1.9% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 1997 was $122,384 compared to a $118,078 carrying value. The average duration of the Company's investment in CMOs was 2.8 years at December 31, 1997.

    The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
                                                                     Estimated
                                                         Carrying      market
        December 31, 1997                                 value        value
--------------------------------------------------------------------------------

    Due in one year or less                            $  124,894    $  125,431
    Due after one year through five years                 483,738       491,707
    Due after five years through ten years                617,841       640,439
    Due after ten years                                   731,777       774,271
--------------------------------------------------------------------------------

    Total bonds                                        $1,958,250    $2,031,848
--------------------------------------------------------------------------------

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $1,102,340, $887,663 and $965,703, respectively. Gross gains of $9,115,
    $9,343 and $11,646 and gross losses of $7,412, $9,024 and $7,869 were realized on those sales for 1997, 1996 and 1994, respectively.

        Mortgage Loans and Real Estate

    The Company's investment in commercial mortgage loans has been declining since 1989 as a result of the Company's strategy to reduce its holdings in such investments. The Company has made no new significant investments in commercial mortgage loans since 1988. At December 31, 1997 mortgage loans were 1.4% of total cash and invested assets. All outstanding commercial mortgages are secured by completed, income-producing properties.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Deposits

    The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

--------------------------------------------------------------------------------
                                                         1997    1996    1995
--------------------------------------------------------------------------------
    Held for all policyholders                          $1,685  $1,671  $1,679
    Held for policyholders in certain states               611     612     590
--------------------------------------------------------------------------------

                                                        $2,296  $2,283  $2,269
--------------------------------------------------------------------------------

       Securities Lending

    Beginning in 1997, the Company entered into a securities lending program whereby fixed income securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1997, fixed maturities with a fair value of $56,438 were loaned. Proceeds from securities lending program are held in short term investments. At December 31, 1997 the Company was in compliance with agreements with custodian banks facilitating the lending program that require a minimum of 100% of the value of the loaned securities to be separately maintained as collateral for each loan.

       Investments in Entities Exceeding 10% of Capital and Surplus

    The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 1997 is as follows:

--------------------------------------------------------------------------------
                                            Standard & Poors           Carrying
     Bonds:                                      rating:                value
--------------------------------------------------------------------------------

      General Motors Corporation              AAA/A-/BBB+               $40,185
      Green Tree Financial Corporation        AAA/A                      31,901
      First Union Corporation                 A/A-                       21,270
      Ford Motor Credit/Capital               A/A+                       19,107
      Lehman Brothers Holdings                A                          18,969
      Mellon Financial                        A/BBB+                     18,788
      RJR Nabisco                             BBB/BBB-                   18,768
      Salomon Brothers                        A                          18,523
      Merrill Lynch Mortgage Investors        AAA/AA-                    17,805
      Chemical Bank                           A/A-                       17,276
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(3)   Related Party Transactions

      The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $76,826, $71,098, and $66,620 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 1997, 1996 and 1995, respectively.

      The Company had balances payable to affiliates of $1,693 and $1,546 at December 31, 1997 and 1996, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus. Also, the Company had balances payable of $5,810 at December 31, 1997 and balances receivable from affiliates of $109 at December 31, 1996, which were included in "other assets" in 1996.

      ALIC reinsures all of the Company's life insurance business in the state of Arizona (See Note 8).

(4)   Federal Income Taxes

      The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

      Deferred income taxes are not provided on temporary differences between financial statement and tax bases of assets and liabilities.

      The following is a reconciliation of federal income tax expense on income from operations with income tax computed by applying the federal corporate rate of 35% for 1997, 1996 and 1995:

--------------------------------------------------------------------------------
                                                  1997       1996        1995
--------------------------------------------------------------------------------

    "Expected" federal income tax expense
       on reported income from operations        $11,491    $12,126     $13,699

    Add (deduct) tax effects of:
       Reserve adjustments                        (1,853)     3,920      (1,442)
       Policy acquisition costs                      707        677         910
       Other, net                                    204        417        (586)
--------------------------------------------------------------------------------

    Federal income tax expense                   $10,549    $17,140     $12,581
--------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(5)  Restrictions of Surplus

     The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 1998 without prior approval are approximately $21,000. Dividend payments were $16,000, $16,000 and $16,000 in 1997, 1996 and 1995, respectively.

     The Company is required by the Maryland Insurance Department to provide a minimum reserve of $625 for guaranteed minimum death benefits under variable annuity contracts issued by the Company.

     Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)  Fair Value of Financial Instruments

     Generally accepted accounting principles require that the Company disclose estimated fair values for certain financial instruments. The following methods and assumptions were used to estimate the fair value of financial instruments.

     Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

     Other Policyholder Funds - Other policyholder funds are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

     The carrying amounts and fair values of financial instruments at December 31, 1997 consisted of the following:

--------------------------------------------------------------------------------
                                                      Carrying         Fair
                                                       amount          value
--------------------------------------------------------------------------------

Financial Assets
        Bonds                                        $1,958,250      $2,031,848
        Mortgage loans                                   45,136          46,092
        Real estate                                       5,530           5,530
        Short-term investments                           88,144          88,144

        Policy loans and other                           49,517          46,779
--------------------------------------------------------------------------------

          Total investments                          $2,146,577      $2,218,393
        Asset valuation reserve                          16,484               -
--------------------------------------------------------------------------------

          Total investments less asset
            valuation reserve                         2,130,093       2,218,393
        Cash                                              1,157           1,157
--------------------------------------------------------------------------------

Financial Liabilities
         Policyholder account
           balances on interest-sensitive
           life contracts                                91,322          84,034
         Annuity contract liabilities                 1,236,920       1,112,479
         Other policyholder funds                       112,077         112,077
--------------------------------------------------------------------------------

     Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(7)  Differences Between Generally Accepted Accounting
       Principles and Statutory Accounting Practices

     Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (c) Policyholder dividends, based on dividend scales in effect at the time the policies were issued, are accrued ratably over the premium paying period of the policies.

     (d) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (e) Acquisition costs are deferred and amortized generally over the premium paying period for individual life contracts and the estimated contract life for interest-sensitive life and investment contracts.

     (f) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

     (g) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (h) Asset valuation and interest maintenance reserves are not provided.

     (i) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (j) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (k) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (l) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(8) Reinsurance

    Information with respect to reinsurance ceded and assumed by the Company is set forth below.

--------------------------------------------------------------------------------
                                                          1997    1996    1995
--------------------------------------------------------------------------------

Life insurance premiums ceded:
        To ALIC                                          $1,147  $1,057  $1,019
        To other companies                                1,066     924     807
    Life insurance reserves ceded:
        To ALIC                                           6,933   6,375   5,986
        To other companies                                1,983   1,436   1,366
    Life insurance premiums assumed:
        From other companies                                  -       1       -
    Group accident and health premiums ceded:
        To other companies                                1,228   1,587     943
    Amounts recoverable from reinsurers
        on paid losses                                      197     482     201
--------------------------------------------------------------------------------

    The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance. The Company reinsures on a treaty basis for each accident and health claim up to $1 million over a prescribed retention amount. Although reinsurance agreements transfer risk for amounts over a certain retention limit, the Company has not relieved its primary obligation to the policyholders. For the years ended December 31, 1997, 1996 and 1995, the accident and health retention amount was $300 each year.

(9) Pension Plans and Other Postretirement Benefits

    The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation, an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

        Pension Plans

    Employees are covered under a defined benefit plan and a defined contribution plan, and certain employees participate in supplemental retirement plans.

    Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

     Total allocated pension expense was $3,934, $3,642 and $3,306 for 1997, 1996 and 1995, respectively.

        Postemployment Benefits

     In addition to providing pension benefits, the Company also provides certain health care and life insurance benefits to retired employees and eligible dependents. Employees with ten years of service are eligible to receive these benefits upon retirement. The allocated cost of these benefits totaled $803, $647, and $683 for the years ended December 31, 1997, 1996, and 1995, respectively.

(10) Risk-Based Capital

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 1997, the Company's actual total adjusted capital was $181,499 and the authorized control level risk-based capital was $27,548.

                                                                      Schedule I

                       HORACE MANN LIFE INSURANCE COMPANY
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)

                                                                    Amount
                                                                   shown in
                                                                    Balance
Type of investments                     Cost(1)    Market Value      Sheet
-------------------------------------------------------------------------------

Debt securities:
  Bonds:
    U.S. Government and government
      agencies and authorities        $  332,176    $  341,949    $  332,176
    State, municipalities and
      political subdivisions             322,391       333,386       322,391
    Foreign government bonds              26,397        27,669        26,397
    Public utilities                      17,958        18,513        17,958
    Other corporate bonds              1,259,328     1,310,330     1,259,328
  Preferred stocks:
    Public utilities                           -             -             -
                                      ----------    ----------    ----------

      Total debt securities           $1,958,250    $2,031,847    $1,958,250
                                      ----------    ==========    ----------

Equity securities:

  Common stocks:
    Industrial and miscellaneous               -           806           806
                                      ----------    ----------    ----------

      Total equity securities                  -    $      806           806
                                      ----------    ==========    ----------

Mortgage loans on real estate             45,136           XXX        45,136
Real estate                                8,338           XXX         8,338
Policy loans                              48,640           XXX        48,640
Short-term investments                    88,144           XXX        88,144
Other investments                             72           XXX            72
                                      ----------                  ----------

      Total investments               $2,148,580           XXX    $2,149,386
                                      ==========                  ==========

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) Real estate acquired in satisfaction of indebtedness is $5,334.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report

                                                                    Schedule III

                       HORACE MANN LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION
              For the years ended December 31, 1997, 1996 and 1995
                             (Amounts in thousands)

                           As of December 31,                                         For the years ended December 31,
             ---------------------------------------------                ----------------------------------------------------------
                        Future policy
                          benefits                Other   Premium revenue                          Amortization
               Deferred    losses,                policy    and annuity,                Benefits,   of deferred
               policy      claims               claims and  pension and      Net     claims, losses    policy     Other
             acquisition  and loss    Unearned   benefits  other contract investment and settlement acquisition operating  Premiums
Segment        cost(1)   expenses(3) premiums(3) payable   considerations   income      expenses      costs(1)  expenses  written(2)


1997:
 Life                    $  590,132              $  4,338     $104,684     $ 41,237      $ 86,110                $48,476
 Annuity                  1,153,739                   100      199,189      100,663       251,455                 22,556
 Supplementary
  Contracts                  84,670               107,606       30,455       12,464        42,098                    725
 Accident and
  Health                     22,018                    33       32,395        2,206        32,228                 10,849
               --------  ----------   --------   --------     --------     --------      --------     --------   -------    -------

 Total                   $1,850,559              $112,077     $366,723     $156,570      $411,891                $82,606
               ========  ==========   ========   ========     ========     ========      ========     ========   =======    =======

1996:
 Life                    $  551,328              $  5,656     $101,618     $ 38,695      $ 85,758                $44,202
 Annuity                  1,197,563                   103      166,870       99,235       220,833                 18,062
 Supplementary
  Contracts                  77,954               102,681       26,655       12,256        37,687                    620
 Accident and
  Health                     29,059                    97       50,258        2,600        45,998                 12,413
               --------  ----------   --------   --------     --------     --------      --------     --------   -------    -------

 Total                   $1,855,904              $108,537     $345,401     $152,786      $390,276                $75,297
               ========  ==========   ========   ========     ========     ========      ========     ========   =======    =======

1995:
 Life                    $  511,145              $  5,727     $ 97,837     $ 36,159      $ 79,787                $42,638
 Annuity                  1,205,426                   106      142,870       98,086       199,982                 16,010
 Supplementary
  Contracts                  70,956               101,942       26,329       12,196        36,842                    593
 Accident and
  Health                     29,952                    75       49,719        3,556        41,394                 12,311
               --------  ----------   --------   --------     --------     --------      --------     --------   -------    -------

 Total                   $1,817,479              $107,850     $316,755     $149,997      $358,005                $71,552
               ========  ==========   ========   ========     ========     ========      ========     ========   =======    =======

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report

                                                                     Schedule IV

                       HORACE MANN LIFE INSURANCE COMPANY
                                  REINSURANCE
              For the years ended December 31, 1997, 1996 and 1995
                             (Amounts in thousands)

                                                                                      Percentage
                                                  Ceded to    Assumed                 of amount
                                        Gross       other    from other      Net       assumed
                                       amount     companies   assumed      amount       To net
                                     -----------------------------------------------------------

1997: Life insurance in force        $11,287,605   $528,096  $        -  $10,759,509     0.0%
                                     ===========   ========  ==========  ===========     ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance                  $   106,897   $  2,213  $        -  $   104,684     0.0%
     Annuity                             199,189          -           -      199,189     0.0%
     Supplementary contracts              30,455          -           -       30,455
     Accident and health                  33,623      1,228           -       32,395     0.0%
                                     -----------   --------  ----------  -----------     ---

     Total premiums                  $   370,164   $  3,441  $        -  $   366,723     0.0%
                                     ===========   ========  ==========  ===========     ===

1996: Life insurance in force        $10,736,338   $418,521  $        -  $10,317,817     0.0%
                                     ===========   ========  ==========  ===========     ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance                  $   103,598   $  1,980  $        -  $   101,618     0.0%
     Annuity                             166,870          -           -      166,870     0.0%
     Supplementary contracts              26,655          -           -       26,655
     Accident and health                  51,845      1,587           -       50,258     0.0%
                                     -----------   --------  ----------  -----------     ---

     Total premiums                  $   348,968   $  3,567  $        -  $   345,401     0.0%
                                     ===========   ========  ==========  ===========     ===

1995: Life insurance in force        $10,316,420   $355,596  $        -  $ 9,960,824     0.0%
                                     ===========   ========  ==========  ===========     ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance                  $    99,663   $  1,826  $        -  $    97,837     0.0%
     Annuity                             142,870          -           -      142,870     0.0%
     Supplementary contracts              26,329          -           -       26,329
     Accident and health                  50,662        943           -       49,719     0.0%
                                     -----------   --------  ----------  -----------     ---

     Total premiums                  $   319,524   $  2,769  $        -  $   316,755     0.0%
                                     ===========   ========  ==========  ===========     ===

     See accompanying independent auditors' report

                                    PART C

                              OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)  Financial Statements
     -------------------------

          Part A
               Condensed financial information of the Account
          Part B
               Financial statements of the Account: the Annual Report for the Registrant, filed March 9,1998, is incorporated by reference into this Post-Effective Amendment #63:
               -Report of Independent Auditors
               -Statements of Net Assets - December 31, 1997
               -Statements of Operations - For the Year Ended
                December 31, 1997
               -Statements of Changes in Net Assets For the Year Ended December
                31, 1997
               -Statements of Changes in Net Assets For the Year Ended December
                31, 1996
               -Notes to Financial Statements - December 31, 1997
               Financial statements for Horace Mann Life Insurance Company -Report of Independent Auditors
               -Statutory Statements of Admitted Assets, Liabilities
                and Capital and Surplus - As of December 31, 1997 and
                1996
               -Statutory Statements of Operations - For the Years Ended
                December 31, 1997, 1996 and 1995
               -Statutory Statements of Capital and Surplus - For the
                Years Ended December 31, 1997, 1996 and 1995
               -Statutory Statements of Cash Flow - For the Years
                Ended December 31, 1997, 1996 and 1995
               -Notes to Statutory Financial Statements - December 31,
                1997, 1996 and 1995


     (b)  Exhibits
     -------------------------

 ( 1)    Resolution of Board of Directors.......................................... Filed Herewith
 ( 2)    Agreements for custody.................................................... Not Applicable
 ( 3)    Underwriting Agreement.................................................... Filed Herewith
 ( 4)    Form of Variable Annuity Contract......................................... Filed Herewith
 ( 5)    Form of application........................................................Filed Herewith
 ( 6)    Certificate of incorporation and bylaws....................Initial Registration Statement
 ( 7)    Contract of Reinsurance................................................... Not Applicable
 ( 8)    Other Contracts........................................................... Not Applicable
 ( 9)    Opinion and Consent of Counsel............................................ Not Applicable
 (10)    Consent of Independent Auditors........................................... Filed Herewith
 (11)    Financial Statement Schedules for Horace Mann Life
         Insurance Company and the Independent Auditors' Report
         thereon....................................................................Filed Herewith
 (12)    Agreement regarding initial capital........................Initial Registration Statement
 (13)    Performance Quotation Computations.......................... Post-Effective Amendment #57
 (14)    Power of Attorney......................................................... Not Applicable
 (15)    Horace Mann Educators Corporation
         and its Subsidiaries........................................ Post-Effective Amendment #57
 (16)    Financial Data Schedule................................................... Filed Herewith


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Larry K. Becker               Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel & Corporate Secretary

Valerie A. Chrisman           Director and Senior Vice President

Paul J. Kardos                Director and President & Chief Executive Officer

Edward L. Najim               Director and Executive Vice President

George J. Zock                Director and Executive Vice President

A. Thomas Arisman             Senior Vice President

Roger W. Fisher               Vice President & Controller

J. Michael Henderson          Vice President & Treasurer

John H. Leitermann            Vice President & Life Actuary

William J. Kelly              Vice President

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of March 27, 1998, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 60,739 of which 57,499 were qualified Contract Owners and 3,240 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                                Position with Underwriter
----                                -------------------------

A. Thomas Arisman                   Director and President

Larry K. Becker                     Director

George J. Zock                      Director

Ann M. Caparros                     Secretary

Roger W. Fisher                     Controller

William J. Kelly                    Treasurer

Diane M. Barnett                    Tax Compliance Officer

Richard D. Wilson                   Marketing Officer



     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1997:

                      Net Underwriting  Compensation on
Name of Principal     Discounts and     Redemption or    Brokerage
Underwriter           Commissions       Annuitization    Commissions  Compensation
-----------------     ----------------  ---------------  -----------  ------------
Horace Mann            $5,781,260            N/A             N/A            N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
-------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
Number                               Title
-------                              -----

 ( 1)    Resolution of Board of Directors.......................................... Filed Herewith
 ( 2)    Agreements for custody.................................................... Not Applicable
 ( 3)    Underwriting Agreement.................................................... Filed Herewith
 ( 4)    Form of Variable Annuity Contract......................................... Filed Herewith
 ( 5)    Form of application....................................................... Filed Herewith
 ( 6)    Certificate of incorporation and bylaws................... Initial Registration Statement
 ( 7)    Contract of Reinsurance................................................... Not Applicable
 ( 8)    Other Contracts........................................................... Not Applicable
 ( 9)    Opinion and Consent of Counsel............................................ Not Applicable
 (10)    Consent of Independent Auditors........................................... Filed Herewith
 (11)    Financial Statement Schedules for Horace Mann Life
         Insurance Company and the Independent Auditors' Report
         thereon....................................................................Filed Herewith
 (12)    Agreement regarding initial capital....................... Initial Registration Statement
 (13)    Performance Quotation Computations.......................... Post-Effective Amendment #57
 (14)    Power of Attorney......................................................... Not Applicable
 (15)    Horace Mann Educators Corporation
         and its Subsidiaries........................................ Post-Effective Amendment #57
 (16)    Financial Data Schedule................................................... Filed Herewith

                                      C-5

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 27rd day of April, 1998.
                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT


                    By: Horace Mann Life Insurance Company
                       -----------------------------------
                         (Depositor)


Attest: s/ANN M. CAPARROS               By: s/PAUL J. KARDOS
       ---------------------------         ----------------------------
          Ann M. Caparros                   Paul J. Kardos, President and Chief
          Corporate Secretary               Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----
s/PAUL J. KARDOS        Director, President and     April 27, 1998
----------------------                              --------------
Paul J. Kardos          Chief Executive Officer

                        Director, Executive Vice
s/LARRY K. BECKER       President and Chief         April 27, 1998
----------------------                              --------------
Larry K. Becker         Financial Officer

                        Director, Vice President,
s/ANN M. CAPARROS       General Counsel and         April 27, 1998
----------------------                              --------------
Ann M. Caparros         Corporate Secretary

s/ VALERIE A. CHRISMAN  Director,                   April 27, 1998
----------------------  Senior Vice President       --------------
Valerie A. Chrisman

                        Vice President, Controller
s/ROGER W. FISHER       and Principal Accounting    April 27, 1998
----------------------                              --------------
Roger W. Fisher         Officer

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----


/s/ EDWARD L. NAJIM       Director and Executive       April 27, 1998
----------------------    Vice President               --------------
Edward L. Najim

/s/ GEORGE J. ZOCK        Director and Executive       April 27, 1998
----------------------    Vice President               --------------
George J. Zock

/s/ THOMAS A. ARISMAN     Vice President               April 27, 1998
----------------------                                 --------------
Thomas A. Arisman

/s/ JOHN H. LEITERMANN    Vice President and Life      April 27, 1998
----------------------    Actuary                      --------------
John H. Leitermann

/s/ J. MICHAEL HENDERSON  Vice President and           April 27, 1998
-----------------------   Treasurer                    --------------
J. Michael Henderson

                                      C-7